Consolidated Balance Sheets	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Current assets
Cash	$ 2,237,700	$ 2,983,600	$ 4,482,359
Accounts receivable, net	2,128,640	2,838,186	3,528,901
Contract assets	2,739,588	3,652,783	5,110,365
Income tax recoverable	173,126	230,835
Prepayments and other current assets	68,613	91,485	115,080
Total current assets	7,370,167	9,826,889	13,479,499
Non-current assets
Property, plant and equipment	2,697,858	3,597,144	3,692,349
Deferred offering cost	940,083	1,253,443	828,458
Deferred tax assets, net	228,362	304,482	268,213
Right of use assets, net- related party	533,542	711,389
Total non-current assets	4,399,845	5,866,458	4,789,020
Total assets	11,770,012	15,693,347	18,268,519
Current liabilities
Accounts payable	949,363	1,265,818	2,481,227
Contract liabilities	603,872	805,163	1,482,957
Current portion of bank borrowings	522,717	696,956	1,447,966
Dividend payable	4,362,956	5,817,274	5,817,274
Financing lease liabilities- current	8,340	11,121	16,680
Operating lease liabilities- current- related party	533,542	711,389
Accrued expenses and other current liabilities	937,434	1,249,912	635,795
Tax payable	152,638	203,517	307,269
Total current liabilities	8,462,998	11,283,997	12,272,556
Non-current liabilities
Financing lease liabilities- non-current			11,120
Bank borrowings, non-current	96,903	129,203	890,330
Total non-current liabilities	96,903	129,203	901,450
Total liabilities	8,559,901	11,413,200	13,174,006
Commitments and contingencies
Shareholders’ equity
Ordinary shares, 500,000,000 shares authorized; US$0.001 par value, 11,250,000* shares issued and outstanding as of December 31, 2022 and 2023, respectively	11,402	15,203	15,203
Additional paid in capital	2,013,599	2,684,797	2,684,797
Retained earnings	1,185,110	1,580,147	2,394,513
Total shareholders' equity	3,210,111	4,280,147	5,094,513
Total liabilities and shareholders' equity	11,770,012	15,693,347	18,268,519
Related Party [Member]
Current assets
Other receivables - related parties	22,500	30,000	242,794
Non-current assets
Right of use assets, net- related party	533,542	711,389
Current liabilities
Due to related parties	392,136	522,847	83,388
Operating lease liabilities- current- related party	$ 533,542	$ 711,389